Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash dividends per share	$ 0.20	$ 0.19	$ 0.15
Accumulated (Deficit) Earnings [Member]
Cash dividends per share	$ 0.20	$ 0.19	$ 0.15